Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 3,469		$ 3,469	$ 3,937
Accumulated Depreciation and Amortization	(2,132)		(2,055)	(1,603)
Property and Equipment, net	1,337		1,414	2,334
Depreciation and amortization	77	$ 53	512	656
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	2,261		2,261	2,886
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	588		588	588
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	456		456	458
Software
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 164		$ 164	$ 5